SHORT-TERM BANK BORROWINGS	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
SHORT-TERM BANK BORROWINGS

9. SHORT-TERM BANK BORROWINGS

	As of December 31,
	2023	2024
	$US	$US
Short-term borrowings
China Merchants Bank Shenzhen Branch (1)	37,184	1,223,405
Total	37,184	1,223,405

(1)

On June 30, 2023, Zhongjinke Shenzhen obtained a short-term borrowing from China Merchants Bank Shenzhen Branch amounting to RMB300,000 (equivalent to US$42,316) with an annual interest of 3.85% and the balance has been fully repaid on July 1, 2024.

On June 26, 2024, Zhongjinke Shenzhen obtained a short-term borrowing from China Merchants Bank Shenzhen Branch amounting to RMB500,000 (equivalent to US$69,510) with an annual interest of 3.10% and the balance has been fully repaid on December 26, 2024.

On October 18, 2024, Zhongjinke Shenzhen obtained a short-term borrowing from China Merchants Bank Shenzhen Branch amounting to RMB5,000,000 (equivalent to US$695,091) with an annual interest of 3.00% and the balance has been fully repaid on January 20, 2025.

On November 29, 2024, Zhongjinke Shenzhen obtained a short-term borrowing from China Merchants Bank Shenzhen Branch amounting to RMB4,500,000 (equivalent to US$625,582) with an annual interest of 2.90% and the balance has been fully repaid on February 5, 2025.

These borrowings obtained in 2024 were all guaranteed by related parties, Ning Ding and Baozhen Zhu.

For the years ended December 31, 2022, 2023 and 2024, the Company’s short-term bank borrowings bear a weighted average interest rate of 4.33%, 3.99% and 3.62% per annum, respectively. All short-term bank borrowings mature at various times within one year and contain no renewal terms.